Reconciliation of Financial Statements to Form 5500	12 Months Ended
Jan. 31, 2026
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	January 31,
	2026	2025
Net assets available for benefits per the financial statements	$59,071,816,127	$50,782,877,281
Less: Benefits payable per the Form 5500	(35,647,019)	(34,848,080)
Net assets available for benefits per the Form 5500	$59,036,169,108	$50,748,029,201
The following is a reconciliation of the net change in net assets available for benefits per the financial statements to the Form 5500 for the year ended January 31, 2026:

Net increase in net assets available for benefits per the financial statements	$8,288,938,846
Less: Benefits payable per the Form 5500 at January 31, 2026	(35,647,019)
Add: Benefits payable per the Form 5500 at January 31, 2025	34,848,080
Net gain per the Form 5500	$8,288,139,907
Benefits payable are recorded in the Form 5500 for benefit payments that have been processed and approved for payment prior to January 31, but not paid as of that date.